As filed with the Securities and Exchange Commission on February 17, 2012

Securities Act File No. 33-51308 and

Investment Company Act of 1940 Registration No. 811-07142

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 92	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 94	☒

PYXIS FUNDS II

(Exact Name of Registrant as Specified in Charter)

c/o Pyxis Capital, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. R. Joseph Dougherty

c/o Pyxis Capital, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Name and Address of Agent for Service)

Copies to:

Mr. Ethan Powell

c/o Pyxis Capital, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

It is proposed that this filing be effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Pyxis Funds II, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 92 under the Securities Act and Amendment No. 94 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 17th day of February, 2012.

HIGHLAND FUNDS I

By	/s/ R. Joseph Dougherty*
R. Joseph Dougherty President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 92 to the Registration Statement has been signed on February 17, 2012 by the following persons in the capacities indicated:

Signature	Title

/s/ R. Joseph Dougherty*	Chairman of the Board,
R. Joseph Dougherty	President and Chief Executive Officer

/s/ Timothy K. Hui*	Trustee
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Trustee
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee
James F. Leary

/s/ Bryan A. Ward*	Trustee
Bryan A. Ward

/s/ Brian Mitts*	Treasurer (Principal Financial Officer and Principal Accounting Officer)
Brian Mitts

*By:	/s/ Ethan Powell
Ethan Powell Attorney-in-Fact February 15, 2012

SCHEDULE OF EXHIBITS TO FORM N-1A

Pyxis Funds II

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase